Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($)	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year						$ 242,000
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 2,539,000	$ 855,000	$ 535,000	$ 2,227,000	$ 431,000	422,000
France
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 394,000	$ (0)	$ 39,000	$ 53,000	$ 50,000	$ 30,000